Significant Accounting Policies - Useful Lives Applied to the Group's Right-of-use Assets (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	2 years
Minimum | Equipment, Tools and Installations
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	2 years
Minimum | Production Facilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	2 years
Minimum | Automobiles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	3 years
Maximum | Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	25 years
Maximum | Equipment, Tools and Installations
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	5 years
Maximum | Production Facilities
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	3 years
Maximum | Automobiles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, Useful life (Years)	4 years